Principal Accounting Policies (Intangible Assets) (Details)	12 Months Ended
Jun. 30, 2014
Computer software [Member]
Schedule of Principal Accounting Policies [Line Items]
Estimated Useful Lives of the Assets	3 years
Acquired Internet Content Provider License [Member]
Schedule of Principal Accounting Policies [Line Items]
Estimated Useful Lives of the Assets	10 years
Trademarks [Member]
Schedule of Principal Accounting Policies [Line Items]
Estimated Useful Lives of the Assets	10 years
Customer relationship [Member]
Schedule of Principal Accounting Policies [Line Items]
Estimated Useful Lives of the Assets	2.2 years
Brand name [Member]
Schedule of Principal Accounting Policies [Line Items]
Estimated Useful Lives of the Assets	Indefinite